CONVERTIBLE NOTES - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 14, 2020 USD ($) tradingDay $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 10, 2020 USD ($)
Debt Instrument [Line Items]
Convertible debt		$ 31,890	$ 29,396
Derivative liability, noncurrent		66
Change in derivative liability		$ 39	$ (8,799)
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Convertible debt, net, Current portion of senior secured debt, convertible debt, and notes payable
RumbleOn, Inc. | Class B Common Shares | JMP Securities LLC
Debt Instrument [Line Items]
Noncontrolling interest, ownership	4.99%
New Notes
Debt Instrument [Line Items]
Convertible debt					$ 30,000
Stated interest rate	6.75%				6.75%
Repayments of debt and mortgage notes	$ 8,272
Debt instrument, convertible, conversion ratio	25
Debt instrument conversion price (in dollars per share) | $ / shares	$ 40.00
Debt instrument, ownership percentage	25.00%
Debt instrument, debt default amount payable, percent	100.00%
Debt instrument, convertible, threshold percentage of stock price trigger	130.00%
Debt instrument, convertible, threshold trading days | tradingDay	20
Debt instrument, convertible, threshold consecutive trading days | tradingDay	30
Debt instrument, redemption price, percentage	100.00%
New Notes | Maximum
Debt Instrument [Line Items]
Debt instrument, convertible, conversion ratio	62.0
Old Notes
Debt Instrument [Line Items]
Gain from extinguishment of debt				$ 188
Debt conversion, original debt, amount				$ 2,593
Convertible Notes
Debt Instrument [Line Items]
Debt conversion amount	$ 25,280
Debt conversion rate	18.70%
Debt discount	$ 13,529
Debt issuance costs gross	60
Derivative liability, noncurrent	$ 21
Change in derivative liability		$ 45